DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Assets:
Deferred policy acquisition costs and value of business acquired	$ 3,248,041				$ 3,092,580				$ 3,248,041		$ 3,092,580		$ 2,935,314
Total assets	52,143,369				46,803,623				52,143,369		46,803,623
Liabilities:
Deferred income taxes	1,260,629				752,866				1,260,629		752,866
Total liabilities	48,432,602				43,963,419				48,432,602		43,963,419
Equity:
Retained earnings	2,191,319				1,928,430				2,191,319		1,928,430
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	1,094,103				376,917				1,094,103		376,917
Total equity	3,710,767				2,840,204				3,710,767		2,840,204		2,008,929		761,095
Total liabilities and shareowners' equity	52,143,369				46,803,623				52,143,369		46,803,623
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired									264,993		164,963		277,882
Other operating expenses									597,200		508,591		429,980
Total benefits and expenses	764,260	817,095	767,945	746,366	670,405	718,852	672,949	700,777	3,095,666		2,762,983		2,685,841
Income before income tax	122,637	122,286	134,839	90,714	120,377	84,249	39,153	90,993	470,476		334,772		382,185
Income tax (benefit) expense	36,603	39,429	46,920	31,887	39,162	28,564	14,248	27,929	154,839		109,903		133,048
Net income	86,034	82,857	87,919	58,827	81,215	55,685	24,905	63,064	315,637		224,869		249,137
Less: Net income (loss) attributable to noncontrolling interests			296	(51)	(168)	(77)	(127)	(73)	245		(445)
Net income available to PLC's common shareowners (1)	86,034	82,857	87,623	58,878	81,383	55,762	25,032	63,137	315,392	[1]	225,314	[1]	249,137	[1]
Net income available to PLC's common shareowners - basic (in dollars per share)	$ 1.03	$ 0.98	$ 1.01	$ 0.68	$ 0.94	$ 0.64	$ 0.29	$ 0.73	$ 3.70		$ 2.60		$ 3.10
Net income available to PLC's common shareowners - diluted (in dollars per share)	$ 1.02	$ 0.96	$ 1.00	$ 0.67	$ 0.93	$ 0.64	$ 0.29	$ 0.72	$ 3.65		$ 2.57		$ 3.07
Cash flows from operating activities
Net income	86,034	82,857	87,919	58,827	81,215	55,685	24,905	63,064	315,637		224,869		249,137
Amortization of deferred policy acquisition costs and value of business acquired									264,993		164,963		277,882
Capitalization of deferred policy acquisition costs									(366,156)		(382,553)		(377,013)
Deferred income tax									85,893		82,516		79,817
Other, net									97,382		(7,974)		134,492
Net cash provided by operating activities									397,749		81,821		364,315
Balances and changes in DAC
Balance, beginning of period				2,124,327				1,992,246	2,124,327		1,992,246
Capitalization of commissions, sales and issue expenses									370,830		360,665
Amortization									(215,600)		(93,928)
Change in unrealized investment gains and losses									(59,656)		(134,656)
Balance, end of period	2,219,901				2,124,327				2,219,901		2,124,327		1,992,246
Balances and changes in VOBA
Balance, beginning of period				968,253				943,069	968,253		943,069
Acquisitions									137,418		75,351
Amortization									(66,163)		(57,797)
Change in unrealized gains and losses									(21,907)
Other									10,539		7,630
Balance, end of period	1,028,140				968,253				1,028,140		968,253		943,069
Expected amortization of VOBA for the next five years
2012									76,152
2013									67,129
2014									59,232
2015									51,455
2016									46,744
As originally reported
Assets:
Deferred policy acquisition costs and value of business acquired	4,036,757				3,851,743				4,036,757		3,851,743
Total assets	52,932,085				47,562,786				52,932,085		47,562,786
Liabilities:
Deferred income taxes	1,540,397				1,022,130				1,540,397		1,022,130
Total liabilities	48,712,370				44,232,683				48,712,370		44,232,683
Equity:
Retained earnings	2,719,492				2,432,925				2,719,492		2,432,925
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	1,074,878				362,321				1,074,878		362,321
Total equity	4,219,715				3,330,103				4,219,715		3,330,103		2,008,929
Total liabilities and shareowners' equity	52,932,085				47,562,786				52,932,085		47,562,786
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired									315,923		209,722		345,569
Other operating expenses									509,594		409,741		327,700
Total benefits and expenses									3,058,990		2,708,892		2,651,248
Income before income tax									507,152		388,863		416,778
Income tax (benefit) expense									167,837		129,067		145,290
Net income									339,315		259,796		271,488
Less: Net income (loss) attributable to noncontrolling interests									245		(445)
Net income available to PLC's common shareowners (1)									339,070		260,241		271,488
Net income available to PLC's common shareowners - basic (in dollars per share)									$ 3.98		$ 3.01		$ 3.37
Net income available to PLC's common shareowners - diluted (in dollars per share)									$ 3.92		$ 2.97		$ 3.34
Cash flows from operating activities
Net income									339,315		259,796		271,488
Amortization of deferred policy acquisition costs and value of business acquired									315,923		209,722		345,569
Capitalization of deferred policy acquisition costs									(453,761)		(480,383)		(408,001)
Deferred income tax									98,890		101,317		66,651
Other, net									97,382		(8,631)		88,608
Net cash provided by operating activities									397,749		81,821		364,315
Effect of change
Accumulated other comprehensive income (loss):
Total equity					14,290						14,290
ASU No. 2010-26 | Effect of change
Assets:
Deferred policy acquisition costs and value of business acquired	(788,716)				(759,163)				(788,716)		(759,163)
Total assets	(788,716)				(759,163)				(788,716)		(759,163)
Liabilities:
Deferred income taxes	(279,768)				(269,264)				(279,768)		(269,264)
Total liabilities	(279,768)				(269,264)				(279,768)		(269,264)
Equity:
Retained earnings	(528,173)				(504,495)				(528,173)		(504,495)
Accumulated other comprehensive income (loss):
Net unrealized gain (losses) on investments, net of income tax	19,225				14,596				19,225		14,596
Total equity	(508,948)				(489,899)				(508,948)		(489,899)
Total liabilities and shareowners' equity	(788,716)				(759,163)				(788,716)		(759,163)
Expenses:
Amortization of deferred policy acquisition costs and value of business acquired									(50,930)		(44,759)		(67,687)
Other operating expenses									87,606		98,850		102,280
Total benefits and expenses									36,676		54,091		34,593
Income before income tax									(36,676)		(54,091)		(34,593)
Income tax (benefit) expense									(12,998)		(19,164)		(12,242)
Net income									(23,678)		(34,927)		(22,351)
Net income available to PLC's common shareowners (1)									(23,678)		(34,927)		(22,351)
Net income available to PLC's common shareowners - basic (in dollars per share)									$ (0.28)		$ (0.41)		$ (0.27)
Net income available to PLC's common shareowners - diluted (in dollars per share)									$ (0.27)		$ (0.40)		$ (0.27)
Cash flows from operating activities
Net income									(23,678)		(34,927)		(22,351)
Amortization of deferred policy acquisition costs and value of business acquired									(50,930)		(44,759)		(67,687)
Capitalization of deferred policy acquisition costs									87,605		97,830		30,988
Deferred income tax									(12,997)		(18,801)		13,166
Other, net											$ 657		$ 45,884

[1]	Protective Life Corporation ("PLC")